LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
11.	LEASES
Lessee Arrangements
The Company is the lessee under operating leases for equipment and real estate, including the land in Macau on which Studio City is located. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contract of Studio City has a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contract of Studio City is 40 years
.
The components of operating lease costs are as follows:

	Year Ended December 31,
	2021	2020

Amortization of land use right	$3,325	$3,333
Operating lease costs	1,094	1,108
Short-term lease costs	—	405

Total operating lease costs	$4,419	$4,846

Other information related to lease term and discount rate of operating leases is as follows:

	December 31,
	2021	2020

Weighted average remaining lease term	33.9 years	34.9 years
Weighted average discount rate	6.30%	5.25%
Maturities of operating lease liabilities as of December 31, 2021 are as follows:

Year ending December 31,
2022	$923
2023	1,128
2024	1,128
2025	1,128
2026	1,128
Over 2026	32,494

Total future minimum lease payments	37,929
Less: amount representing interest	(22,233)

Present value of future minimum lease payments	15,696
Current portion	(899)

Non-current portion	$14,797

Lessor Arrangements
The Company is the lessor under
non-
cancellable
operating leases mainly for mall spaces in Studio City with various retailers that expire at various dates through August 2028. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2021 and 2019, the Company earned minimum operating lease income of $7,125 and $150 and contingent operating lease income of $1,638 and $8,077, respectively. During the year ended December 31, 2020, the Company earned minimum operating lease income of
$
12,064
and contingent operating lease income of $
(1,254
). Total lease income for the year ended December 31,
2020
was reduced by $
3,913
 as a result of the rent concessions and uncollectible lease income related to the effects of the COVID-19 outbreak.
Future
minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2021 were as follows:

Year ending December 31,
2022	$6,972
2023	2,293
2024	1,791
2025	979
2026	979
Over 2026	1,300

$14,314